Distribution Date:	08/17/26	CSAIL 2015-C3 Commercial Mortgage Trust
Determination Date:	08/11/26
Next Distribution Date:	09/17/26
Record Date:	07/31/26	Commercial Mortgage Pass-Through Certificates
Series 2015-C03

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Credit Suisse First Boston Mortgage Securities Corp.
Certificate Factor Detail	3		General Information Number	(212) 325-2000	nader.attalla@ubs.com
Certificate Interest Reconciliation Detail	4		11 Madison Avenue, 4th Floor | New York, NY 10010 | United States
		Master Servicer	Midland Loan Services
Additional Information	5
			askmidlandls.com	(913) 253-9000
Bond / Collateral Reconciliation - Cash Flows	6
			A Division of PNC Bank, N.A., 10851 Mastin Street, Building 82 | Overland Park, KS 66210 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Rialto Capital Advisors, LLC
Current Mortgage Loan and Property Stratification	8-12		General	(305) 229-6465
Mortgage Loan Detail (Part 1)	13		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 2)	14	Operating Advisor	Pentalpha Surveillance LLC
Principal Prepayment Detail	15		Attention: Transaction Manager		notices@pentalphasurveillance.com
Historical Detail	16		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Delinquency Loan Detail	17	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Collateral Stratification and Historical Detail	18		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	19				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 2	20-21
		Controlling Class	RREF II CMBS AIV, L.P.
Modified Loan Detail	22	Representative
Historical Liquidated Loan Detail	23		-
Historical Bond / Collateral Loss Reconciliation Detail	24-25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	12635FAQ7	1.716700%	60,509,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	12635FAR5	3.032600%	148,324,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	12635FAS3	3.446500%	200,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	12635FAT1	3.718200%	502,390,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	12635FAU8	3.448100%	82,627,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-S	12635FAX2	4.053200%	86,962,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	23.88%
B	12635FAY0	4.088009%	86,961,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	17.75%
C	12635FAZ7	4.338009%	63,891,000.00	51,781,026.44	51,510.86	187,188.79	0.00	0.00	238,699.65	51,729,515.58	74.49%	13.25%
D	12635FBA1	3.338009%	72,764,000.00	72,764,000.00	0.00	202,405.72	0.00	0.00	202,405.72	72,764,000.00	38.61%	8.13%
E	12635FAG9	3.220000%	35,495,000.00	35,495,000.00	0.00	41,669.86	0.00	0.00	41,669.86	35,495,000.00	21.10%	5.63%
F*	12635FAJ3	3.220000%	14,197,000.00	14,197,000.00	0.00	0.00	0.00	0.00	0.00	14,197,000.00	14.10%	4.63%
NR	12635FAL8	3.220000%	65,666,014.00	28,593,007.35	0.00	0.00	0.00	0.00	0.00	28,593,007.35	0.00%	0.00%
Z	12635FBE3	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	12635FAN4	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,419,786,014.00	202,830,033.79	51,510.86	431,264.37	0.00	0.00	482,775.23	202,778,522.93

X-A	12635FAV6	4.338009%	1,080,812,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-B	12635FAW4	0.250000%	86,961,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-D	12635FBB9	1.000000%	72,764,000.00	72,764,000.00	0.00	60,636.67	0.00	0.00	60,636.67	72,764,000.00
X-E	12635FAA2	1.118009%	35,495,000.00	35,495,000.00	0.00	33,069.77	0.00	0.00	33,069.77	35,495,000.00
X-F	12635FAC8	1.118009%	14,197,000.00	14,197,000.00	0.00	13,226.97	0.00	0.00	13,226.97	14,197,000.00
X-NR	12635FAE4	1.118009%	65,666,014.00	28,593,007.35	0.00	26,639.36	0.00	0.00	26,639.36	28,593,007.35
Notional SubTotal			1,355,895,014.00	151,049,007.35	0.00	133,572.77	0.00	0.00	133,572.77	151,049,007.35

Deal Distribution Total					51,510.86	564,837.14	0.00	0.00	616,348.00

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12635FAQ7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	12635FAR5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	12635FAS3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	12635FAT1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	12635FAU8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S	12635FAX2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B	12635FAY0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C	12635FAZ7	810.45885086	0.80623030	2.92981468	0.00000000	0.00000000	0.00000000	0.00000000	3.73604498	809.65262056
D	12635FBA1	1,000.00000000	0.00000000	2.78167390	0.00000000	0.00000000	0.00000000	0.00000000	2.78167390	1,000.00000000
E	12635FAG9	1,000.00000000	0.00000000	1.17396422	1.50936921	9.54122552	0.00000000	0.00000000	1.17396422	1,000.00000000
F	12635FAJ3	1,000.00000000	0.00000000	0.00000000	2.68333310	21.66936043	0.00000000	0.00000000	0.00000000	1,000.00000000
NR	12635FAL8	435.43083565	0.00000000	0.00000000	1.16840608	82.98996449	0.00000000	0.00000000	0.00000000	435.43083565
Z	12635FBE3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	12635FAN4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	12635FAV6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
X-B	12635FAW4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
X-D	12635FBB9	1,000.00000000	0.00000000	0.83333338	0.00000000	0.00000000	0.00000000	0.00000000	0.83333338	1,000.00000000
X-E	12635FAA2	1,000.00000000	0.00000000	0.93167404	0.00000000	0.00000000	0.00000000	0.00000000	0.93167404	1,000.00000000
X-F	12635FAC8	1,000.00000000	0.00000000	0.93167359	0.00000000	0.00000000	0.00000000	0.00000000	0.93167359	1,000.00000000
X-NR	12635FAE4	435.43083565	0.00000000	0.40567957	0.00000000	0.00000000	0.00000000	0.00000000	0.40567957	435.43083565

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-B	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-D	07/01/26 - 07/30/26	30	0.00	60,636.67	0.00	60,636.67	0.00	0.00	0.00	60,636.67	0.00
X-E	07/01/26 - 07/30/26	30	0.00	33,069.77	0.00	33,069.77	0.00	0.00	0.00	33,069.77	0.00
X-F	07/01/26 - 07/30/26	30	0.00	13,226.97	0.00	13,226.97	0.00	0.00	0.00	13,226.97	0.00
X-NR	07/01/26 - 07/30/26	30	0.00	26,639.36	0.00	26,639.36	0.00	0.00	0.00	26,639.36	0.00
A-S	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C	07/01/26 - 07/30/26	30	0.00	187,188.79	0.00	187,188.79	0.00	0.00	0.00	187,188.79	0.00
D	07/01/26 - 07/30/26	30	0.00	202,405.72	0.00	202,405.72	0.00	0.00	0.00	202,405.72	0.00
E	07/01/26 - 07/30/26	30	284,327.80	95,244.92	0.00	95,244.92	53,575.06	0.00	0.00	41,669.86	338,665.80
F	07/01/26 - 07/30/26	30	268,823.28	38,095.28	0.00	38,095.28	38,095.28	0.00	0.00	0.00	307,639.91
NR	07/01/26 - 07/30/26	30	5,358,516.91	76,724.57	0.00	76,724.57	76,724.57	0.00	0.00	0.00	5,449,620.17
Totals			5,911,667.99	733,232.05	0.00	733,232.05	168,394.91	0.00	0.00	564,837.14	6,095,925.88

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	616,348.00
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	735,031.04	Master Servicing Fee	828.71
Interest Reductions due to Nonrecoverability Determination	(41,115.83)	Certificate Administrator Fee	558.91
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	87.33
ARD Interest	0.00	Operating Advisor Fee	279.45
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	693,915.21	Total Fees	1,754.40

Principal		Expenses/Reimbursements
Scheduled Principal	51,510.86	Reimbursement for Interest on Advances	11.03
Unscheduled Principal Collections		ASER Amount	102,214.18
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	25,098.45
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	51,510.86	Total Expenses/Reimbursements	127,323.66

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	564,837.14
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	51,510.86
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	616,348.00
Total Funds Collected	745,426.07	Total Funds Distributed	745,426.06

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	202,830,033.79	202,830,033.79	Beginning Certificate Balance	202,830,033.79
(-) Scheduled Principal Collections	51,510.86	51,510.86	(-) Principal Distributions	51,510.86
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	202,778,522.93	202,778,522.93	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	203,270,861.33	203,270,861.33	Ending Certificate Balance	202,778,522.93
Ending Actual Collateral Balance	203,238,224.68	203,238,224.68

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	637,852.31	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	637,852.31	0.00	Net WAC Rate	4.34%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
4,999,999 or less	2	5,822,403.19	2.87%	(14)	4.4883	0.432438	1.25 or less	5	61,616,360.93	30.39%	(13)	4.6437	1.049561
5,000,000 to 9,999,999	2	15,207,844.72	7.50%	(14)	4.7013	1.049010	1.26 to 1.50	0	0.00	0.00%	0	0.0000	0.000000
10,000,000 to 19,999,999	1	15,098,275.02	7.45%	(12)	4.6400	1.240000	1.51 to 1.75	1	100,000,000.00	49.31%	(13)	4.1080	1.650000
20,000,000 to 24,999,999	0	0.00	0.00%	0	0.0000	0.000000	1.76 to 2.00	0	0.00	0.00%	0	0.0000	0.000000
25,000,000 to 49,999,999	2	66,650,000.00	32.87%	(15)	4.1239	2.096977	2.01 to 2.25	0	0.00	0.00%	0	0.0000	0.000000
50,000,000 or greater	1	100,000,000.00	49.31%	(13)	4.1080	1.650000	2.26 to 2.50	0	0.00	0.00%	0	0.0000	0.000000
Totals	8	202,778,522.93	100.00%	(14)	4.2083	1.686354	2.51 to 2.75	2	41,162,162.00	20.30%	(17)	3.8000	2.727900
							2.76 to 3.50	0	0.00	0.00%	0	0.0000	0.000000
							3.51 to 4.00	0	0.00	0.00%	0	0.0000	0.000000
							4.01 and greater	0	0.00	0.00%	0	0.0000	0.000000
							Totals	8	202,778,522.93	100.00%	(14)	4.2083	1.686354
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Connecticut	2	41,162,162.00	20.30%	(17)	3.8000	2.727900
							Office	2	15,098,275.02	7.45%	(12)	4.6400	1.240000
Michigan	1	5,695,993.29	2.81%	(14)	4.5700	1.214350
							Retail	8	187,680,247.91	92.55%	(14)	4.1735	1.722262
New Hampshire	1	100,000,000.00	49.31%	(13)	4.1080	1.650000
							Totals	10	202,778,522.93	100.00%	(14)	4.2083	1.686354
New Jersey	1	9,511,851.43	4.69%	(14)	4.7800	0.950000

New York	3	41,748,275.02	20.59%	(12)	4.6208	1.182549

Pennsylvania	2	4,660,241.19	2.30%	(13)	4.6600	(0.140000)

Totals	10	202,778,522.93	100.00%	(14)	4.2083	1.686354

Note: Please refer to footnotes on the next page of the report.

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				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	4.0000% or less	2	41,162,162.00	20.30%	(17)	3.8000	2.727900	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.0001% to 4.2500%	1	100,000,000.00	49.31%	(13)	4.1080	1.650000	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.2501% to 4.5000%	0	0.00	0.00%	0	0.0000	0.000000	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.5001% to 4.7500%	4	52,104,509.50	25.70%	(12)	4.6188	1.067736	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.7501% to 5.0000%	1	9,511,851.43	4.69%	(14)	4.7800	0.950000	49 months or greater	8	202,778,522.93	100.00%	(14)	4.2083	1.686354
	5.0001% or greater	0	0.00	0.00%	0	0.0000	0.000000	Totals	8	202,778,522.93	100.00%	(14)	4.2083	1.686354
	Totals	8	202,778,522.93	100.00%	(14)	4.2083	1.686354
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	8	202,778,522.93	100.00%	(14)	4.2083	1.686354	Interest Only	7	198,118,281.74	97.70%	(14)	4.1976	1.729314
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	336 months or less	1	4,660,241.19	2.30%	(13)	4.6600	(0.140000)
	Totals	8	202,778,522.93	100.00%	(14)	4.2083	1.686354	337 to 356 months	0	0.00	0.00%	0	0.0000	0.000000
								357 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	8	202,778,522.93	100.00%	(14)	4.2083	1.686354
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
Underwriter's Information		3	46,858,155.29	23.11%	(17)	3.8936	2.543916	60 months or less	0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	3	119,758,516.21	59.06%	(13)	4.1966	1.528655	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	12 to 24 months	2	36,161,851.43	17.83%	(13)	4.6547	1.097393	Totals	0	0.00	0.00%	0	0.0000	0.000000
	24 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	8	202,778,522.93	100.00%	(14)	4.2083	1.686354
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
03A1	30295712	RT	Manchester	NH	Actual/360	4.108%	353,744.44	0.00	0.00	N/A	07/01/25	07/01/27	100,000,000.00	100,000,000.00	08/01/26
07A2	30309758	RT	Trumbull	CT	Actual/360	3.800%	130,888.89	0.00	0.00	N/A	03/01/25	--	40,000,000.00	40,000,000.00	02/01/25
07B2	30309904	RT	Trumbull	CT	Actual/360	3.800%	3,802.85	0.00	0.00	N/A	03/01/25	--	1,162,162.00	1,162,162.00	02/01/25
10	30309765	RT	New York	NY	Actual/360	4.610%	105,793.10	0.00	0.00	N/A	08/06/25	--	26,650,000.00	26,650,000.00	05/06/25
20	30309804	OF	Syracuse	NY	Actual/360	4.640%	60,456.40	32,636.65	0.00	N/A	08/06/25	--	15,130,911.67	15,098,275.02	08/06/26
35	30309774	RT	Delran	NJ	Actual/360	4.780%	39,229.53	18,874.21	0.00	N/A	06/06/25	--	9,530,725.64	9,511,851.43	07/06/25
59	30309809	RT	Waterford	MI	Actual/360	4.570%	0.00	0.00	0.00	N/A	06/05/25	--	5,695,993.29	5,695,993.29	07/05/25
65	30309812	RT	Various	PA	Actual/360	4.660%	0.00	0.00	0.00	N/A	07/05/25	--	4,660,241.19	4,660,241.19	08/05/24
Totals							693,915.21	51,510.86	0.00				202,830,033.79	202,778,522.93
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
03A1	12,646,787.48	2,786,555.80	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
07A2	0.00	0.00	--	--	09/01/25	9,128,378.50	351,233.39	100,703.33	1,951,066.69	0.00	0.00
07B2	0.00	0.00	--	--	09/01/25	1,162,162.00	44,716.62	(5.31)	33,445.58	0.00	0.00
10	0.00	0.00	--	--	06/11/26	17,295,924.60	683,812.06	36,971.18	874,091.50	0.00	0.00
20	1,808,451.81	0.00	--	--	08/11/26	0.00	0.00	0.00	0.00	0.00	0.00
35	0.00	0.00	--	--	04/13/26	0.00	0.00	58,019.21	754,818.03	189,918.68	0.00
59	0.00	0.00	--	--	05/11/26	2,248,824.56	29,022.12	(50.52)	206,820.53	0.00	0.00
65	0.00	(8,919.24)	01/01/26	03/31/26	07/13/26	3,299,215.63	8,603.73	(41.33)	84,540.34	17,151.34	0.00
Totals	14,455,239.29	2,777,636.56				33,134,505.29	1,117,387.92	195,596.56	3,904,782.67	207,070.02	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 15 of 27

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/17/26	0	0.00	0	0.00	0	0.00	5	81,984,254.62	0	0.00	0	0.00	0	0.00	0	0.00	4.208250%	4.197950%	(14)
07/17/26	0	0.00	0	0.00	0	0.00	5	82,003,128.83	0	0.00	0	0.00	0	0.00	0	0.00	4.208373%	4.198073%	(13)
06/17/26	0	0.00	0	0.00	0	0.00	5	82,023,188.61	0	0.00	0	0.00	0	0.00	0	0.00	4.208503%	4.198203%	(12)
05/15/26	0	0.00	0	0.00	0	0.00	5	82,041,903.22	0	0.00	0	0.00	0	0.00	0	0.00	4.208624%	4.198324%	(11)
04/17/26	0	0.00	0	0.00	0	0.00	5	82,061,809.16	0	0.00	0	0.00	0	0.00	0	0.00	4.208753%	4.198453%	(10)
03/17/26	0	0.00	0	0.00	0	0.00	5	82,080,365.46	0	0.00	0	0.00	0	0.00	2	92,972,832.47	4.208873%	4.198573%	(9)
02/18/26	0	0.00	0	0.00	0	0.00	5	82,102,666.02	0	0.00	1	15,301,906.14	2	163,425.59	0	0.00	4.140387%	4.130087%	(7)
01/16/26	0	0.00	0	0.00	0	0.00	5	82,121,054.84	0	0.00	0	0.00	2	160,694.70	0	0.00	4.141111%	4.130811%	(6)
12/17/25	0	0.00	0	0.00	0	0.00	5	82,139,368.28	0	0.00	0	0.00	2	169,149.51	2	83,781,641.58	4.141882%	4.131582%	(5)
11/18/25	0	0.00	0	0.00	0	0.00	5	82,158,887.52	0	0.00	0	0.00	2	583,529.59	0	0.00	4.058429%	4.048129%	(5)
10/20/25	0	0.00	0	0.00	0	0.00	5	82,177,045.87	0	0.00	0	0.00	0	0.00	0	0.00	4.067612%	4.057312%	(4)
09/17/25	0	0.00	0	0.00	0	0.00	4	72,472,403.19	0	0.00	1	100,000,000.00	0	0.00	0	0.00	4.068294%	4.057994%	(3)
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 16 of 27

					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
07A2	30309758	02/01/25	17	5	100,703.33	1,951,066.69	0.00	40,000,000.00	03/03/25	1		05/09/25
07B2	30309904	02/01/25	17	5	(5.31)	33,445.58	0.00	1,162,162.00	03/03/25	1		05/09/25
10	30309765	05/06/25	14	5	36,971.18	874,091.50	166,443.37	26,650,000.00	11/26/24	2		02/12/25
35	30309774	07/06/25	12	5	58,019.21	754,818.03	407,240.49	9,759,947.67	04/04/23	3	09/25/25	07/29/25
59	30309809	07/05/25	12	5	(50.52)	206,820.53	31,773.85	5,775,304.60	06/06/25	2
65	30309812	08/05/24	23	5	(41.33)	84,540.34	198,073.37	4,792,535.39	05/05/23	98		05/22/25
Totals					195,596.56	3,904,782.67	803,531.08	88,139,949.66
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		102,778,523	15,098,275	5,695,993		81,984,255
0 - 6 Months		0	0	0		0
7 - 12 Months		100,000,000	100,000,000	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-26	202,778,523	115,098,275	0	0	61,030,248	26,650,000
Jul-26	202,830,034	115,130,912	0	0	61,049,122	26,650,000
Jun-26	202,884,547	115,165,365	0	0	19,907,020	67,812,162
May-26	202,935,631	115,197,735	0	0	19,925,735	67,812,162
Apr-26	202,989,734	115,231,931	0	0	19,945,640	67,812,162
Mar-26	203,040,395	100,000,000	0	0	35,228,233	67,812,162
Feb-26	296,073,398	208,274,739	0	0	19,986,497	67,812,162
Jan-26	296,653,317	193,491,280	0	0	35,349,875	67,812,162
Dec-25	297,228,268	194,005,006	0	0	35,411,101	67,812,162
Nov-25	394,832,777	194,544,551	0	0	127,815,822	72,472,403
Oct-25	407,010,698	206,661,752	0	0	127,876,543	72,472,403
Sep-25	407,469,824	304,056,403	0	0	30,941,018	72,472,403
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 18 of 27

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
07A2	30309758	40,000,000.00	40,000,000.00	262,000,000.00	11/30/14		2.72790	--	03/01/25	I/O
07B2	30309904	1,162,162.00	1,162,162.00	262,000,000.00	11/30/14		2.72790	--	03/01/25	I/O
10	30309765	26,650,000.00	26,650,000.00	11,200,000.00	04/28/26	1,431,623.62	1.15000	12/31/24	08/06/25	I/O
20	30309804	15,098,275.02	15,098,275.02	23,800,000.00	10/20/25	1,384,726.81	1.24000	12/31/25	08/06/25	I/O
35	30309774	9,511,851.43	9,759,947.67	12,500,000.00	03/16/26	661,510.22	0.95000	12/31/24	06/06/25	I/O
59	30309809	5,695,993.29	5,775,304.60	4,775,000.00	03/19/26	516,529.00	1.21435	03/31/15	06/05/25	I/O
65	30309812	4,660,241.19	4,792,535.39	2,680,000.00	06/01/26	(12,791.58)	(0.14000)	03/31/26	07/05/25	226
Totals		102,778,522.93	103,238,224.68	578,955,000.00		3,981,598.07

© 2021 Computershare. All rights reserved. Confidential.										Page 19 of 27

					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
07A2	30309758	RT	CT	03/03/25	1

8/11/2026 - Receiver''s 6/30/26 report shows T6 NOI of $2.784M on revenue of $6.75M and total GLA occupancy of 87.4%. A purchase offer with loan assumption is under consideration and recommendation is pending while final terms are

	negotiated.

07B2	30309904	RT	CT	03/03/25	1

8/11/2026 - Receiver''s 6/30/26 report shows T6 NOI of $2.784M on revenue of $6.75M and total GLA occupancy of 87.4%. A purchase offer with loan assumption is under consideration and recommendation is pending while final terms are

	negotiated.

10	30309765	RT	NY	11/26/24	2

8/11/2026 - The Borrower Defendants filed their opposition to the Lender''s motion for summary judgment. The Lender''s counsel filed its reply brief on July 15, 2026. The Special Servicer is currently seeking approval for a new lease at the

	Property. Coun sel is dual-tracking the matter while pursuing summary judgment of foreclosure and sale.

20	30309804	OF	NY	09/15/25	98

8/11/2026 - As of 6/30/2026, Borrower is compliant with terms of the Forbearance Agreement. Continue to monitor property and loan performance. Lease consent currently under review. As of 6/30/26, properties are a combined 85.05%

	occupied. May 2026 traili ng twelve DSCR (NOI) is 1.73x.

35	30309774	RT	NJ	04/04/23	3

8/11/2026 - Borrower filed a second motion to extend exclusivity period to file a plan through 8/21. Borrower submitted an LOI for $13M, pending confirmation on sale timeline. A hearing is set for 8/3.

59	30309809	RT	MI	06/06/25	2

8/11/2026 - The foreclosure process remains ongoing and a sale is scheduled for 9/1/2026. Property is not expected to become REO until 3/2027 due to a 6-month long redemption period. As of 7/2026, Property is 100% occupied by Walgreens,

	with a lease expir ation of 12/2082, and a termination option beginning 12/2032.

© 2021 Computershare. All rights reserved. Confidential.						Page 20 of 27

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
65	30309812	RT	PA	05/05/23	98
8/11/2026 - Special Servicer received approval to proceed with a receiver sale. Projected receiver sale for the portfolio is expected before end of August 2026.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
02A1	30309763	99,838,474.22	4.01625%	99,838,474.22	4.01625%	9	08/27/20	07/06/20	09/11/20
03A1	30295712	100,000,000.00	4.10800%	100,000,000.00	4.10800%	10	12/31/20	05/01/20	01/17/21
03A1	30295712	0.00	4.10800%	0.00	4.10800%	9	07/31/25	08/01/25	08/18/25
11	30309752	0.00	4.89000%	0.00	4.89000%	8	05/03/22	05/03/22	06/03/22
12	30309800	0.00	4.53000%	0.00	4.53000%	10	07/27/21	07/31/21	09/28/21
12	30309800	0.00	4.53000%	0.00	4.53000%	8	06/06/22	06/06/22	06/16/22
13	30309801	22,111,030.42	4.56000%	22,111,030.42	4.56000%	10	08/04/20	08/04/20	08/18/20
20	30309804	0.00	4.64000%	0.00	4.64000%	10	12/12/25	12/12/25	01/14/26
33	30309772	0.00	4.95000%	0.00	4.95000%	10	07/06/25	07/06/25	07/08/25
35	30309774	0.00	4.78000%	0.00	4.78000%	8	12/05/24	12/05/24	01/16/25
40	30309806	0.00	4.51000%	0.00	4.51000%	10	06/06/25	06/06/25	06/17/25
44	30309780	0.00	4.69000%	0.00	4.69000%	10	06/30/25	07/01/25	06/30/25
Totals		121,949,504.64		121,949,504.64
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
02A1	30309763	11/18/20	99,523,698.08	301,800,000.00	100,537,998.05	649,017.55	100,148,007.50	99,498,989.95	24,708.09	0.00	8,652.64	16,055.45	0.01%
04A1-2	30309761	12/17/25	16,456,562.37	136,000,000.00	14,782,333.76	98,953.17	14,782,333.76	14,683,380.59	1,773,181.78	0.00	9,288.73	1,763,893.05	10.71%
04A2	30309822	12/17/25	77,442,646.00	136,000,000.00	69,557,452.41	459,191.42	69,557,452.41	69,098,260.99	8,344,385.01	0.00	43,711.68	8,300,673.33	10.71%
04B1-2	30309821	12/17/25	543,437.63	136,000,000.00	0.00	0.00	0.00	0.00	543,437.63	0.00	0.00	543,437.63	100.00%
04B2	30309823	12/17/25	2,557,354.00	136,000,000.00	0.00	0.00	0.00	0.00	2,557,354.00	0.00	0.00	2,557,354.00	100.00%
9	30309799	08/15/25	25,237,805.81	38,200,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
13	30309801	05/17/21	22,145,005.19	42,500,000.00	25,717,477.19	611,878.55	22,756,883.74	22,145,005.19	0.00	0.00	0.00	0.00	0.00%
22A3	30295893	08/17/22	16,615,911.45	0.00	895,653.39	2,819,863.50	895,653.39	(1,924,210.11)	18,540,121.55	0.00	35,959.74	18,504,161.81	107.77%
29	30309770	11/18/25	11,186,158.50	11,200,000.00	147,474.56	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
30	30295789	09/16/22	11,891,385.33	13,000,000.00	13,700,574.20	4,866,519.10	13,700,574.20	8,834,055.10	3,057,330.23	0.00	516,442.34	2,540,887.89	18.82%
39	30295647	06/17/25	10,500,000.00	41,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
52	30295825	01/18/23	7,082,290.58	6,600,000.00	6,406,758.64	389,376.21	6,399,117.36	6,009,741.15	1,072,549.43	0.00	236,071.62	836,477.81	10.32%
61	30295587	06/17/25	5,408,248.88	8,700,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
69	30309788	06/16/23	3,851,365.17	3,000,000.00	3,002,898.45	2,152,304.85	3,002,898.45	850,593.60	3,000,771.57	0.00	38,911.81	2,961,859.76	62.35%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			310,441,868.99	1,010,000,000.00	234,748,620.65	12,047,104.35	231,242,920.81	219,195,816.46	38,913,839.29	0.00	889,038.56	38,024,800.73

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.													Page 23 of 27

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	09/15/23	0.00	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
		10/18/21	0.00	0.01	0.00	0.00	0.00	0.00	0.00	0.00
02A1	30309763	10/18/24	0.00	0.00	16,055.45	0.00	0.00	(8,378.11)	0.00	0.00	16,055.45
		08/16/24	0.00	0.00	24,433.56	0.00	0.00	15,958.31	0.00	0.00
		04/17/24	0.00	0.00	8,475.25	0.00	0.00	(15,958.31)	0.00	0.00
		10/18/21	0.00	0.00	24,433.56	0.00	0.00	(274.53)	0.00	0.00
		11/18/20	0.00	0.00	24,708.09	0.00	0.00	24,708.09	0.00	0.00
04A1-2	30309761	04/17/26	0.00	0.00	1,763,893.05	0.00	0.00	(9,288.73)	0.00	0.00	1,763,360.65
		12/17/25	0.00	0.00	1,773,181.78	0.00	0.00	1,773,181.78	0.00	(532.40)
04A2	30309822	04/17/26	0.00	0.00	8,300,673.33	0.00	0.00	(43,711.68)	0.00	0.00	8,298,167.92
		12/17/25	0.00	0.00	8,344,385.01	0.00	0.00	8,344,385.01	0.00	(2,505.41)
04B1-2	30309821	12/17/25	0.00	0.00	543,437.63	0.00	0.00	543,437.63	0.00	0.00	543,437.63
04B2	30309823	12/17/25	0.00	0.00	2,557,354.00	0.00	0.00	2,557,354.00	0.00	0.00	2,557,354.00
9	30309799	08/25/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
13	30309801	05/17/21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
22A3	30295893	07/17/24	0.00	0.00	18,504,161.81	0.00	(761.48)	0.00	0.00	0.00	16,914,515.72
		11/17/23	0.00	0.00	18,504,923.29	0.00	0.00	(706.07)	0.00	0.00
		06/16/23	0.00	0.00	18,505,629.36	0.00	(34,492.19)	0.00	0.00	0.00
		08/17/22	0.00	0.00	18,540,121.55	0.00	0.00	16,615,911.45	0.00	299,310.34
29	30309770	11/25/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
30	30295789	07/17/25	0.00	0.00	2,540,887.89	0.00	0.00	(14,349.06)	0.00	0.00	2,540,887.89
		03/17/25	0.00	0.00	2,555,236.95	0.00	0.00	(623.00)	0.00	0.00
		10/17/23	0.00	0.00	2,555,859.95	0.00	0.00	(1,000.00)	0.00	0.00
		09/15/23	0.00	0.00	2,556,859.95	0.00	0.00	(47,298.88)	0.00	0.00
		08/17/23	0.00	0.00	2,604,158.83	0.00	0.00	9,471.50	0.00	0.00
		07/17/23	0.00	0.00	2,594,687.33	0.00	0.00	(5,735.18)	0.00	0.00
		04/17/23	0.00	0.00	2,600,422.51	0.00	0.00	(456,907.72)	0.00	0.00
		09/16/22	0.00	0.00	3,057,330.23	0.00	0.00	3,057,330.23	0.00	0.00
39	30295647	06/25/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
52	30295825	03/17/25	0.00	0.00	836,477.81	0.00	0.00	(634.00)	0.00	0.00	836,477.81

© 2021 Computershare. All rights reserved. Confidential.											Page 24 of 27

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
52	30295825	06/17/24	0.00	0.00	837,111.81	0.00	0.00	2,634.39	0.00	0.00
		05/17/24	0.00	0.00	834,477.42	0.00	0.00	(571.62)	0.00	0.00
		09/15/23	0.00	0.00	835,049.04	0.00	0.00	(18,894.05)	0.00	0.00
		06/16/23	0.00	0.00	853,943.09	0.00	0.00	(218,606.34)	0.00	0.00
		01/18/23	0.00	0.00	1,072,549.43	0.00	0.00	1,072,549.43	0.00	0.00
61	30295587	06/25/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
69	30309788	11/18/24	0.00	0.00	2,961,859.76	0.00	0.00	75.00	0.00	0.00	2,961,859.76
		09/17/24	0.00	0.00	2,961,784.76	0.00	0.00	25.00	0.00	0.00
		04/17/24	0.00	0.00	2,961,759.76	0.00	0.00	(1,000.00)	0.00	0.00
		02/16/24	0.00	0.00	2,962,759.76	0.00	0.00	(38,011.81)	0.00	0.00
		06/16/23	0.00	0.00	3,000,771.57	0.00	0.00	3,000,771.57	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.02	38,024,800.73	0.00	(35,253.67)	36,135,844.30	0.00	296,272.53	36,432,116.83

© 2021 Computershare. All rights reserved. Confidential.											Page 25 of 27

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
07A2	0.00	0.00	8,611.11	0.00	0.00	29,830.78	0.00	0.00	0.00	0.00	0.00	0.00
07B2	0.00	0.00	250.19	0.00	0.00	3,797.85	0.00	0.00	0.00	0.00	0.00	0.00
10	0.00	0.00	5,737.15	0.00	0.00	68,585.55	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	11.03	0.00	0.00	0.00
35	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
59	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	22,415.32	0.00	0.00	0.00	0.00
65	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	18,700.51	0.00	0.00	0.00	0.00
Total	0.00	0.00	25,098.45	0.00	0.00	102,214.18	0.00	41,115.83	11.03	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		168,439.49

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Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 27 of 27